Product Warranties (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Guarantees [Abstract]
Product Warranties

Changes in the Company’s product warranty liability were as follows:

	Nine Months Ended March 31, 2014	Year Ended June 30, 2013
Beginning balance	$5,658	$3,863
Additions charged to expense	2,183	3,756
Warranty claims paid	(1,617)	(1,961)

Ending balance	$6,224	$5,658

Changes in the Company’s product warranty liability were as follows:

	As of June 30,
	2012	2013
Beginning balance	$2,400	$3,863
Provision	3,572	3,756
Payments	(2,109)	(1,961)

Ending balance	$3,863	$5,658